COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary Of Commitments To Extend Credit [Table Text Block]
The following is a summary of commitments to extend credit (in thousands) at year-end:

	2015	2014
Commitments to extend commercial credit	$24,876	$25,398
Commitments to extend consumer credit	11,172	11,293
Standby letters of credit	12	47
	$36,060	$36,738

Fixed rate	$10,959	$9,223
Variable rate	25,101	27,515
	$36,060	$36,738